Commitments	12 Months Ended
Mar. 31, 2026
Commitments
Commitments

28. Commitments
A commitment is a contractual obligation to make a payment in the future, mainly in relation to agreements to buy assets such as mobile devices, network infrastructure and IT systems and leases that have not commenced. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier.
Capital commitments
The amounts below are the minimum amounts that we are committed to pay.

	2026 €m	2025 € m

Contracts placed for future capital expenditure not provided in the financial statements 1	3,292	2,264
Notes:

1.	Commitment includes contracts placed for property, plant and equipment and intangible assets.
Leases entered into by the Group but not commenced at 31 March 2026 are disclosed in note 20 ‘Leases’.
In March 2023, the Group entered into an agreement with Altice Luxembourg S.A. to create a joint venture, OXG Glasfaser Beteiligungs GmbH (‘OXG’), with 50.0% shareholding held by each shareholder. Each shareholder is committed to contribute funding of up to
€
950 million to OXG for the deployment of
fibre-to-the-home
in Germany. During the year ended 31 March 2026, the Group provided
€
48 million (2025:
€
36 million) of capital contributions to OXG. The remaining funding commitment of
€
832 million is expected to be contributed between 202
6
and 2029. The amount and timing of the funding depends on the speed and size of the fibre deployment. The contribution can be in the form of free capital reserves, shareholder loan, loan notes or similar instruments as agreed by the shareholders.